EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Sep. 30, 2019
EMPLOYEE DEFINED CONTRIBUTION PLAN
20.	EMPLOYEE DEFINED CONTRIBUTION PLAN
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were US$8,591, US$12,297 and US$12,773 for the years ended September 30, 2017, 2018 and 2019, respectively.
Obligations for contributions to defined contribution retirement plans for full-time employee in Hong Kong, including contributions payable under the Hong Kong Mandatory Provident Fund Schemes Ordinance, are recognized as expenses in the consolidated statements of operations as incurred, which the amounts have been immaterial for the years ended September 30, 2017, 2018 and 2019
.